Employee benefits - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments		₨ 46,698.4	₨ 46,385.2
Debt instruments		400,982.9	449,366.3
Property funds		47,889.7	42,876.2
Cash and Cash equivalents		63,445.3	19,047.9
Other		152,554.9	133,575.2
Derivatives		52,473.0	31,150.2
Total	$ 10,097.8	764,044.2	722,401.0
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		25,534.9	22,112.6
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		11,598.3	7,166.5
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		935.3	3,047.5
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		6,547.4	5,223.0
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,209.1	8,224.1
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		23,408.3	22,724.1
Property funds		22,354.8	20,763.6
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		181,831.3	227,093.5
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		149,000.6	166,800.2
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		70,151.0	55,472.6
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		44,428.9	28,032.9
Private market [Member]
Disclosure of defined benefit plans [line items]
Other		52,566.4	30,774.6
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		55,559.6	74,767.7
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		(3,367.2)	1,478.2
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		50,976.4	29,672.0
Equity protection derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		4,863.8
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		46,698.4	46,385.2
Debt instruments		298,281.9	240,613.3
Cash and Cash equivalents		63,445.3	19,047.9
Other			1,776.4
Total		408,425.6	307,822.8
Level 1 [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		11,598.3	7,166.5
Level 1 [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		935.3	3,047.5
Level 1 [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		6,547.4	5,223.0
Level 1 [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,209.1	8,224.1
Level 1 [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		23,408.3	22,724.1
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		181,831.3	227,093.5
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		116,450.6	13,519.8
Level 1 [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other			381.7
Level 1 [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other			1,394.7
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		102,701.0	208,753.0
Property funds		47,889.7	42,876.2
Other		152,554.9	131,798.8
Derivatives		52,473.0	31,150.2
Total		355,618.6	414,578.2
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		25,534.9	22,112.6
Level 2 and 3 of fair value hierarchy [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Property funds		22,354.8	20,763.6
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		32,550.0	153,280.4
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		70,151.0	55,472.6
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		44,428.9	28,032.9
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other		52,566.4	30,392.9
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		55,559.6	73,373.0
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		(3,367.2)	1,478.2
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		50,976.4	₨ 29,672.0
Level 2 and 3 of fair value hierarchy [Member] | Equity protection derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		₨ 4,863.8